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Stradley Ronon Stevens & Young, LLP
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Philadelphia, Pennsylvania 19103-7018
(215) 564-8000

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1934 Act Rule 14c-5(a)
1933 Act File No. 033-67490
1940 Act File No. 811-07972

September 20, 2012

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Delaware Group Adviser Funds (the “Trust”) SEC File Nos. 033-67490 and 811-07972 Preliminary Information Statement

Ladies and Gentlemen:

     Enclosed for filing, on behalf of the Trust’s series, Delaware International Bond Fund (the “Fund”), pursuant to Rule 14c 5(a) under the Securities Exchange Act of 1934, as amended, are the Schedule 14(c) Information cover page and the Preliminary Information Statement. The Preliminary Information Statement relates to a new sub-advisory agreement between Delaware Management Company, the Fund’s investment advisor, and Macquarie Bank International Limited, which was approved by the Trust’s Board of Trustees and the Fund’s majority shareholder as permitted by the Trust’s Agreement and Declaration of Trust. We intend to file a Definitive Information Statement ten calendar days from the date of this filing, and expect to commence mailing to shareholders shortly thereafter.

     Please direct any inquiries regarding this filing to my attention at (215) 564-8071.

Very truly yours,

/s/ E. Taylor Brody
E. Taylor Brody